Commitment and contingencies - Purchase obligations (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 8,299
2024	3,205
2025	2,261
Total purchase obligations	$ 13,765